Financial instruments - Cash flow hedges - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Maximum period of fixed exchange rate for subscription revenues	50 months
Cash flow hedge gain (loss) recognised in revenue	£ 37	£ 22
Cash flow hedge gain (loss) recognised in finance costs	(1)	(2)
Tax debit (credit) in relation to cash flow hedges recognised in profit or loss	£ 9	£ 5